Commitments - Other commitments (Details) - Co-location, bandwidth fees, licensed copyrights and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other commitments
No later than 1 year	¥ 57,441	¥ 32,364
Later than 1 year and no later than 5 years	133,598	46,768
More than 5 years	9,023	5,094
Total	¥ 200,062	¥ 84,226